Schedule of basic and diluted net loss per ordinary shares (Details) - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Subsequent Events [Abstract]
Net loss		$ (4,961,006)	$ (3,830,445)	$ (11,810,167)	$ (10,911,259)
Diluted weighted average common shares	[1]	38,163,168	33,980,753	35,374,891	33,980,753
Basic net income (loss) per ordinary share	[1]	$ (0.13)	$ (0.11)	$ (0.33)	$ (0.32)
Diluted net income (loss) per ordinary share	[1]	$ (0.13)	$ (0.11)	$ (0.33)	$ (0.32)

[1]	Retrospectively restated to reflect Reverse Recapitalization - see Note 2.